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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ John E. Runnells        Summit, New Jersey    August 9, 2004
    --------------------------    --------------------  ----------------
           [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                        --------------------

Form 13F Information Table Entry Total:               17
                                        --------------------

Form 13F Information Table Value Total:     $    171,841
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ---------- -------- --------------------------
                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ---------- -------- ---------- -------- ------
Allscripts Health
Solutions                 COM              01988P108    2,997   382,300 SH             SOLE       N/A      382,300
Am. Med. Systems          COM              02744M108   11,622   344,877 SH             SOLE       N/A      344,877
Cardiodynamics            COM              141597104      753   149,100 SH             SOLE       N/A      149,100
Exact Sciences            COM              30063P105    4,688   761,050 SH             SOLE       N/A      761,050
Guidant                   COM              401698105   16,413   293,720 SH             SOLE       N/A      293,720
Johnson & Johnson         COM              478160104    5,550    99,638 SH             SOLE       N/A       99,638
Kyphon                    COM              510577100   70,851 2,514,240 SH             SOLE       N/A    2,514,240
Lifecell                  COM              531927101    7,631   679,500 SH             SOLE       N/A      679,500
Lifecore Biomedical       COM              532187101    6,444 1,049,500 SH             SOLE       N/A    1,049,500
McKesson                  COM              58155Q103    1,183    34,474 SH             SOLE       N/A       34,474
Micro Therapeutics        COM              59500W100    2,022   481,502 SH             SOLE       N/A      481,502
NMT Medical               COM              629294109      499   131,400 SH             SOLE       N/A      131,400
Nortel Networks           COM              656568102      299    60,000 SH             SOLE       N/A       60,000
Orthologic                COM              68750J107      173    20,000 SH             SOLE       N/A       20,000
Ventana Med.              COM              92276H106    8,841   186,000 SH             SOLE       N/A      186,000
Wright Med.               COM              98235T107    9,673   271,723 SH             SOLE       N/A      271,723
Zix Corp.                 COM              98974P100    9,088 1,151,810 SH             SOLE       N/A    1,151,810

[Repeat as necessary]